Parent company information - Summary of Parent Company Information - Condensed Statements of Income and Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Parent company information [line items]
Interest expense	$ 61,862	$ 18,054
Net interest income	25,129	22,717
Non-interest income	31,000	26,268
Total revenue	56,129	48,985
Provision for credit losses	2,468	484
Non-interest expense	31,173	26,609
Income before income taxes	18,466	20,109
Income taxes	3,600	4,302
Net income	14,866	15,807
Other comprehensive income (loss), net of taxes	253	5,818
Total comprehensive income (loss)	15,119	21,625
Parent [member]
Parent company information [line items]
Interest and dividend income	56,495	27,791
Interest expense	44,174	12,846
Net interest income	12,321	14,945
Non-interest income	5,390	5,425
Total revenue	17,711	20,370
Provision for credit losses	2,002	579
Non-interest expense	11,780	10,175
Income before income taxes	3,929	9,616
Income taxes	1,874	2,276
Net income before equity in undistributed income of subsidiaries	2,055	7,340
Equity in undistributed income of subsidiaries	12,804	8,454
Net income	14,859	15,794
Other comprehensive income (loss), net of taxes	251	5,810
Total comprehensive income (loss)	$ 15,110	$ 21,604